DEBT (Details) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Dec. 12, 2018 USD ($) $ / shares	Apr. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) Covenant $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2015 USD ($)	Dec. 19, 2013 USD ($)
Credit Facility [Abstract]
Drawn on facility					$ 132,900
Number of debt covenants | Covenant					3
Repayment of credit facility					$ 4,095	$ 0	$ 0
Minimum required percentage of vessels fair market value to secure loan			150.00%
Common stock issued value				$ 48,336		$ 48,336
Share price (in dollars per share) | $ / shares				$ 12.50
Additional equity value amount					15,000
Stock issued during period (in shares) | shares				4,130,000		4,130,000
Proceeds from issuance of equity					$ 4,945	$ 48,336	$ 0
Term Loan Facility [Member]
Credit Facility [Abstract]
Debt instrument, maturity date					Dec. 06, 2023
Common Stock Purchase Agreement [Member] | Forecast [Member]
Credit Facility [Abstract]
Share price (in dollars per share) | $ / shares		$ 2.78
Stock issued during period (in shares) | shares		3,240,418
Proceeds from issuance of equity		$ 9,000
Subsequent Event [Member] | Term Loan Facility [Member]
Credit Facility [Abstract]
Debt instrument available amount		132,900						$ 132,900
Subsequent Event [Member] | Common Stock Purchase Agreement [Member]
Credit Facility [Abstract]
Equity line of credit		$ 20,000
Common shares multiplier		0.94
Trailing period considered for equity line of credit		30 days
LIBOR [Member] | Term Loan Facility [Member] | Forecast [Member]
Credit Facility [Abstract]
Basis spread on variable rate		3.50%
Private Placement [Member] | Scorpio Offshore Investment Inc. [Member]
Credit Facility [Abstract]
Common stock issued value	$ 5,000
Share price (in dollars per share) | $ / shares	$ 4.20				$ 4.20
Payments to covenant breach	$ 1,900
Liquidity covenant	5,000
Increased liquidity covenant	$ 7,500
2013 Initial Credit Facility [Member]
Credit Facility [Abstract]
Credit facility, maturity date					Dec. 31, 2018
Deferred financing										$ 800
Maximum borrowing capacity										$ 60,000
Drawn on facility					$ 132,900	$ 137,000
Repayment of credit facility			$ 1,575
2013 Initial Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Basis spread on variable rate					2.00%
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Credit facility, maturity date					Mar. 31, 2020
Deferred financing									$ 1,200
Maximum borrowing capacity									$ 150,000
Additional equity value amount					$ 15,000
Debt instrument available amount					$ 132,900
Revolving Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Basis spread on variable rate					4.00%